Revenue from Contracts with Customers - Schedule of Revenue by Geography (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,829	$ 3,184
Asia Pacific
Disaggregation of Revenue [Line Items]
Total revenue	1,565	269
Europe
Disaggregation of Revenue [Line Items]
Total revenue	1,081	993
North America
Disaggregation of Revenue [Line Items]
Total revenue	4,179	1,879
South America
Disaggregation of Revenue [Line Items]
Total revenue	$ 4	$ 43